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                           ONE GROUP(R) MUTUAL FUNDS

                  MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND
                        Supplement dated August 17, 2001
                      to Prospectus dated November 1, 2000

     One Group Municipal Cash Management Money Market Fund closed to new investors on August 17, 2001. If you are a current shareholder, you may continue to reinvest dividends and purchase additional shares of the Fund.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE